                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [_]; Amendment Number: __________
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA  02199

Form 13F File Number:  28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Roy Edgar Brakeman, III
Title:   Managing Member
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

      /s/  Roy Edgar Brakeman, III            Boston, MA                 5/14/03

*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2
                                                -----------

Form 13F Information Table Entry Total:              86
                                                -----------

Form 13F Information Table Value Total:         $ 2,969,064
                                                -----------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.    Form 13F File Number    Name
         ---    -------------------     ----

          1         28-06946            Brookside Capital Partners Fund, L.P.

          2         28-06924            Brookside Capital Investors, L.P.

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

                        BROOKSIDE CAPITAL PARTNERS FUND
                   Form 13F Information Table as of 03/31/03

                                                                                              Investment   Other   Voting Authority
Description                      Title of Class        Cusip        PRN amount     (x1000)    Discretion  Managers Sole Shares None
-----------                      --------------        ---------    ----------   ---------    ----------  -------- ---- ------ ----
ABERCROMBIE AND FITCH CO         CL A                  002896207     1,300,700      39,060       Sole               X
ACE LTD                          ORD                   G0070K103     5,000,000     144,750       Sole               X
ALLTEL CORP                      COM                   020039103       491,500      22,000       Sole               X
AMAZON.COM 4.75% 02/01/09        NOTE 4.750% 02/01/09  023135AF3    27,557,000      22,972       Sole               X
AMBAC FINANCIAL GROUP INC        COM                   023139108       400,000      20,208       Sole               X
AMDOCS LTD                       ORD                   G02602103     5,914,650      78,547       Sole               X
AMN HEALTHCARE SERVICES INC      COM                   001744101       407,400       4,473       Sole               X
ANDRX GROUP                      ANDRX GROUP           034553107       381,000       4,496       Sole               X
BEST BUY INC                     COM                   086516101       660,900      17,824       Sole               X
BIOVAIL CORP                     COM                   09067J109       524,200      20,900       Sole               X
CARNIVAL CORP                    COM                   143658102       551,800      13,304       Sole               X
CDW COMPUTER CENTERS INC         COM                   125129106     1,398,988      57,079       Sole               X
CARMAX INC                       COM                   143130102     2,985,800      43,503       Sole               X
CITIGROUP INC                    COM                   172967101       500,000      17,225       Sole               X
CLEAR CHANNEL COMMUNICATIONS     COM                   184502102       761,000      25,813       Sole               X
COMCAST CORP NEW                 CL A SPEC             20030N200     1,418,365      38,991       Sole               X
CYBERONICS                       COM                   23251P102       165,700       3,544       Sole               X
DOLLAR GEN CORP                  COM                   256669102     3,912,800      47,775       Sole               X
DURECT CORP                      COM                   266605104     3,990,514       5,587       Sole               X
ELECTRONIC ARTS INC              COM                   285512109     1,454,300      85,280       Sole               X
ELOYALTY CORP                    COM NEW               290151307       369,145       1,274       Sole               X
EXACT SCIENCES CORP              COM                   30063P105       934,200       9,632       Sole               X
EXTREME NETWORKS INC             COM                   30226D106     6,431,700      27,849       Sole               X
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                   COM                   313586109     3,400,000     222,190       Sole               X
FLEXTRONICS INT'L LTD            ORD                   Y2573F102     4,288,580      37,396       Sole               X
FEDERAL HOME LOAN MORTGAGE CORP  COM                   313400301       900,000      47,790       Sole               X
FRONTLINE LTD                    ORD                   G3682E127     1,602,905      17,190       Sole               X
GENERAL MOTORS CORP              CL H NEW              370442832     2,374,200      26,591       Sole               X
GREY GLOBAL GROUP INC            COM                   39787M108        75,648      46,674       Sole               X
HCA INC                          COM                   404119109     1,969,300      81,450       Sole               X
HEWLETT-PACKARD CO               COM                   428236103       423,920       6,592       Sole               X
IMPAX LABORATORIES INC           COM                   45256B101     1,250,000       5,613       Sole               X
INTEGRATED DEVICE TECH           COM                   458118106     5,009,700      39,777       Sole               X
INTERMUNE INC                    COM                   45884X103       817,800      17,468       Sole               X
INTERNATIONAL GAME TECHNOLOGY    COM                   459902102       928,400      76,036       Sole               X
INTERPUBLIC GROUP OF
   COMPANIES INC                 COM                   460690100     3,552,400      33,037       Sole               X
KINDER MORGAN INC KANS           COM                   49455P101     1,212,700      54,572       Sole               X
LA JOLLA PHARMACEUTICAL CO       COM                   503459109       724,400       1,224       Sole               X
LABORATORY CORP OF
   AMERICA HLDGS                 COM NEW               50540R409     2,820,000      83,613       Sole               X
LAMAR ADVERTISING CO             CL A                  512815101       523,700      15,365       Sole               X
LEXMARK INTL NEW                 CL A                  529771107     1,222,500      81,846       Sole               X
LOWES COMPANIES INC              COM                   548661107       500,000      20,405       Sole               X
MANDALAY RESORT GROUP            COM                   562567107     1,497,500      41,271       Sole               X
MANOR CARE INC NEW               COM                   564055101     1,465,000      28,172       Sole               X
MATRIXONE INC                    COM                   57685P304       309,600       1,046       Sole               X
MBIA INC                         COM                   55262C100     3,000,000     115,920       Sole               X
MCDATA CORP                      CL B                  580031102       640,746       5,574       Sole               X
MCDATA CORP                      CL A                  580031201     4,728,808      40,620       Sole               X
MERCURY INTERACTIVE CORP         COM                   589405109     1,818,248      53,966       Sole               X
MERRILL LYNCH & CO INC           COM                   590188108     1,500,000      53,100       Sole               X
MICROSTRATEGY INC                CL A NEW              594972408       434,400      10,473       Sole               X
NETWORK ASSOCS INC               COM                   640938106     3,349,765      46,260       Sole               X
OSI PHARMACEUTICALS INC          COM                   671040103       126,500       2,024       Sole               X
OUTBACK STEAKHOUSE INC           COM                   689899102       510,300      18,054       Sole               X
PACCAR INC                       COM                   693718108       188,100       9,456       Sole               X
PAYCHEX INC                      COM                   704326107     1,000,000      27,470       Sole               X
PENTAIR INC                      COM                   709631105       531,900      18,803       Sole               X
PFIZER INC                       COM                   717081103     3,458,000     107,751       Sole               X
PHARMACIA CORP                   COM                   71713U102       722,400      31,280       Sole               X
PLATINUM UNDERWRITERS HOLDINGS   COM                   G7127P100       100,000       2,535       Sole               X
PORTAL SOFTWARE INC              COM                   736126103     3,183,100       2,324       Sole               X
PRECISION CASTPARTS CORP         COM                   740189105       448,200      10,681       Sole               X
PROVINCE HEALTHCARE CO           COM                   743977100       317,200       2,807       Sole               X
PRUDENTIAL FINANCIAL INC         COM                   744320102     1,750,000      51,188       Sole               X
REEBOK INTL LTD                  COM                   758110100     1,525,000      50,096       Sole               X
RELIANT RESOURCES INC            COM                   75952B105     1,656,100       5,896       Sole               X
SALIX PHARMACEUTICALS INC        COM                   795435106       492,900       3,337       Sole               X
SAP AG                           SPONSORED ADR         803054204     2,207,420      41,853       Sole               X
SERONO SA                        SPONSORED ADR         81752M101       430,000       5,182       Sole               X
SIEBEL SYS INC                   COM                   826170102     3,489,300      27,949       Sole               X
STEEL DYNAMICS INC               COM                   858119100     2,000,000      23,420       Sole               X
SUPPORTSOFT INC                  COM                   868587106       426,500         985       Sole               X
SYNOPSYS INC                     COM                   871607107     1,712,000      72,882       Sole               X
TECH DATA CORP                   COM                   878237106     3,119,500      74,681       Sole               X
TECHNOLOGY SOLUTIONS CO          COM                   87872T108     2,707,200       2,653       Sole               X
TEKELEC                          COM                   879101103       738,800       6,413       Sole               X
TELIK INC                        COM                   87959M109       341,100       4,584       Sole               X
TENET HEALTHCARE CORP            COM                   88033G100     2,801,000      46,777       Sole               X
THERASENSE INC                   COM                   883381105     1,014,700       6,778       Sole               X
TIMKEN CO                        COM                   887389104       620,000       9,684       Sole               X
TRANSKARYOTIC THERAPIES INC      COM                   893735100       750,000       4,418       Sole               X
TRIAD HOSPITALS INC              COM                   89579K109       459,800      12,369       Sole               X
US BANCORP DEL                   COM NEW               902973304     3,000,000      56,940       Sole               X
USA INTERACTIVE                  COM                   9026984103    3,670,547      98,334       Sole               X
WOMEN FIRST HEALTHCARE           COM                   978150100       750,000         375       Sole               X
WYETH                            COM                   983024100     1,739,000      65,769       Sole               X

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